Performance Management	Oct. 09, 2026
American Drive Moderate Allocation Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	Performance for the Fund has not been included because the Fund has less than one full calendar year of operations.
Performance One Year or Less [Text]	Performance for the Fund has not been included because the Fund has less than one full calendar year of operations.
American Drive Aggressive Allocation Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	Performance for the Fund has not been included because the Fund has less than one full calendar year of operations.
Performance One Year or Less [Text]	Performance for the Fund has not been included because the Fund has less than one full calendar year of operations.